S000109891 [Member] Performance Management - SA Franklin Large Cap Disciplined Growth Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Portfolio has not commenced operations as of the date of this Prospectus. The returns presented for the Portfolio reflect the performance of the Predecessor fund. It is anticipated that on or about December 4, 2026, the Portfolio will acquire all of the assets and liabilities of the Guardian Large Cap Disciplined Growth VIP Fund, a series of Guardian Variable Products Trust (the “Predecessor fund”) through a reorganization (the “Reorganization”). As a result of the Reorganization, the Portfolio will adopt the performance and financial history of the Predecessor fund. The Portfolio has a different investment goal, strategies, portfolio management team and contractual fees and expenses than the Predecessor fund. The performance figures have not been adjusted to reflect the Portfolio’s expenses. If the Predecessor fund’s performance information had been adjusted to reflect the Portfolio’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor fund for that period.
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Predecessor fund’s performance from calendar year to calendar year, and the table compares the Predecessor fund’s average annual returns to those of the Russell 1000® Index (a broad-based securities market index) and Russell 1000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Past Does Not Indicate Future [Text]	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Predecessor fund’s performance from calendar year to calendar year, and the table compares the Predecessor fund’s average annual returns to those of the Russell 1000® Index (a broad-based securities market index) and Russell 1000® Growth Index, which is relevant to the Portfolio because it has characteristics similar to the Portfolio’s investment strategies.
Performance One Year or Less [Text]	The Portfolio has not commenced operations as of the date of this Prospectus.
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart [Heading]	Annual Returns (by calendar year)
Bar Chart Closing [Text Block]	During the period shown in the bar chart:

Highest Quarterly Return:	June 30, 2020	27.86%
Lowest Quarterly Return:	June 30, 2022	-21.93%

Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Predecessor fund [Member]
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	27.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(21.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022